Segment Reporting (Details 1) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Assets [Abstract]
Total	$ 63,039,616	$ 55,746,290	[1]
Legacy YOD
Assets [Abstract]
Total	27,141,163	36,975,911
Wecast Services
Assets [Abstract]
Total	29,679,735	14,448,702
Unallocated assets
Assets [Abstract]
Total	11,270,378	4,321,677
Intersegment elimination
Assets [Abstract]
Total	$ (5,051,660)	$ 0

[1]	The above consolidated balance sheets present the Wecast Services Limited and Wide Angle Group Limited acquired from BT Capital Global Limited ("BT") on January 30 and January 31, 2017, respectively as if they had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 805-50 (See Note 5 "Acquisition")